OPERATING LEASES - Summary of Maturities of Lease liabilities (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Leases [Abstract]
2024	$ 1,285
2025	1,250
2026	470
Total future lease payments	3,005
Less: Imputed interest	(161)
Total lease liability balance	$ 2,844